Schedule of Estimated Useful Lives for Property and Equipment (Details)	Feb. 29, 2024
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years